Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes to the goodwill carrying value
Goodwill as of December 31, 2018	$ 227,349	$ 227,349	$ 174,204
Foreign exchange impact			(36)
Goodwill as of December 31, 2019	244,672	227,349	227,349
Change in goodwill	$ 17,100	$ 0
Zentrick And Ad-Juster
Changes to the goodwill carrying value
Business combinations			$ 53,181